Subsequent Events (Details) - USD ($) $ / shares in Units, $ in Millions				1 Months Ended		2 Months Ended			4 Months Ended		6 Months Ended	12 Months Ended
	Sep. 29, 2023	May 19, 2023	Apr. 14, 2023	Sep. 30, 2023	Apr. 30, 2023	Sep. 30, 2023	May 15, 2023	Dec. 31, 2019	May 15, 2023	Apr. 30, 2023	Jun. 30, 2023	Dec. 31, 2022	Dec. 31, 2021	Feb. 28, 2023
Subsequent Events
Aggregate number of shares reserved for issuance under the 2019 Plan												2,780,000		2,780,000
Number of options issued under the 2019 Plan											5,322,456	0	0
Exercise price of options issued under the 2019 Plan											$ 2.72
Shares remaining available for issuance under the 2019 Plan											1,843,238	653,597
Common stock, par value per share											$ 0.001	$ 0.001	$ 0.001
Threshold minimum aggregate sales price in a qualified financing of Next Round Securities											$ 20.0
Amount considered for determination of conversion price of debt											$ 300.0
Minimum
Subsequent Events
Aggregate number of shares reserved for issuance under the 2019 Plan											2,780,000
Amount of investment in notes											$ 5.0
Maximum
Subsequent Events
Aggregate number of shares reserved for issuance under the 2019 Plan											8,723,922
Amount of investment in notes											$ 10.0
Related party
Subsequent Events
Interest rate percentage					4.60%					4.60%
Convertible Notes
Subsequent Events
Total proceeds								$ 11.1
Interest rate percentage												1.68%
Threshold minimum aggregate sales price in a qualified financing of Next Round Securities												$ 20.0
Amount considered for determination of conversion price of debt												300.0
Convertible Notes | Related party
Subsequent Events
Amount of investment in notes												$ 0.5
NKGen Biotech, Inc.
Subsequent Events
Common stock, par value per share											$ 0.0001
New NKGen
Subsequent Events
Exchange ratio, Amount considered for numerator											$ 145.0
New NKGen | NKGen Biotech, Inc.
Subsequent Events
Share price											$ 10.00
Subsequent Events
Subsequent Events
Aggregate number of shares reserved for issuance under the 2019 Plan														8,723,922
Number of options issued under the 2019 Plan									5,322,456
Exercise price of options issued under the 2019 Plan									$ 2.72
Shares remaining available for issuance under the 2019 Plan														1,770,389
Total proceeds	$ 10.2
Interest rate percentage	5.00%
Debt instrument term	2 years 6 months
Subsequent Events | 2023 Convertible Notes
Subsequent Events
Total proceeds		$ 0.8				$ 1.4	$ 4.1
Interest rate percentage												4.55%
Threshold minimum aggregate sales price in a qualified financing of Next Round Securities												$ 20.0
Amount considered for determination of conversion price of debt												$ 300.0
Debt instrument term				30 days								3 years
Number of shares considered for determination of conversion price					1
Subsequent Events | 2023 Convertible Notes | For an investor that invests up to $5.0 million
Subsequent Events
Discount rate percentage												15.00%
Subsequent Events | 2023 Convertible Notes | For an investor that invests up to $5.0 million | Maximum
Subsequent Events
Amount of investment in notes												$ 5.0
Subsequent Events | 2023 Convertible Notes | For an investor that invests more than $5.0 million and less than $10.0 million
Subsequent Events
Discount rate percentage												20.00%
Subsequent Events | 2023 Convertible Notes | For an investor that invests more than $5.0 million and less than $10.0 million | Minimum
Subsequent Events
Amount of investment in notes												$ 5.0
Subsequent Events | 2023 Convertible Notes | For an investor that invests more than $10.0 million
Subsequent Events
Discount rate percentage												25.00%
Subsequent Events | 2023 Convertible Notes | For an investor that invests more than $10.0 million | Maximum
Subsequent Events
Amount of investment in notes												$ 10.0
Subsequent Events | 2023 Convertible Notes | Related party
Subsequent Events
Total proceeds							$ 0.1
Subsequent Events | Convertible Notes
Subsequent Events
Number of shares considered for determination of conversion price					1
Subsequent Events | New NKGen | NKGen Biotech, Inc.
Subsequent Events
Common stock, par value per share			$ 0.0001
Share price			$ 10.00
Exchange ratio, Amount considered for numerator			$ 145.0
Subsequent Events | 2023 NKMAX Loans
Subsequent Events
Aggregate gross proceeds										$ 5.0
Interest rate percentage										4.60%